SEMI-ANNUAL REPORT
                     September 30, 2002
                         (unaudited)

                           [LOGO]
                    THE MANAGERS FUNDS

               U.S. STOCK MARKET PLUS FUND
             SHORT DURATION GOVERNMENT FUND
          INTERMEDIATE DURATION GOVERNMENT FUND

                  We pick the talent.
                 You reap the results.
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                   TABLE OF CONTENTS
                   -----------------
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
                                                    Begins
                                                    on Page
                                                    -------
LETTER TO SHAREHOLDERS                                 1

SCHEDULES OF PORTFOLIO INVESTMENTS                     3
  Detailed portfolio listings by security type,
  as valued at March 31, 2002

FINANCIAL STATEMENTS
Statements of Assets & Liabilities                     10
  Fund balance sheets, Net Asset Value (NAV) per
  share computation and cumulative undistributed
  amounts
Statements of Operations                               11
  Detail of sources of income, Fund expenses,
  and realized and unrealized gains (losses)
  during the fiscal period
Statements of Changes in Net Assets                    12
  Detail of changes in Fund assets for the past
  two fiscal periods

FINANCIAL HIGHLIGHTS                                   14
  Historical net asset values per share,
  distributions, total returns, expense ratios,
  turnover ratios and total net assets for each Fund

NOTES TO FINANCIAL STATEMENTS                          17
  Accounting and distribution policies, details
  of agreements and transactions with Fund management
  and description of certain investment risks

Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.


LETTER TO SHAREHOLDERS
---------------------------------------------------------------
Dear Fellow Shareholders:

In previous reports, six months ago, we wrote that because of the continuing economic transition and the many remaining geo-political risks, we expected the financial markets to continue to be rather volatile. As it turned out, that was an understatement, as the last six months have been among the most difficult for the stock market in more than a decade. The reasons are many. The transition from an extended and, at times, rapid economic expansion to an uncertain and extremely sluggish economy initiated a domino run of events that is still being played out. The initial slowdown helped burst what was clearly a stock market bubble. Falling equity valuations at best raised the cost of capital for many cash needy businesses, and at worst completely eliminated sources of capital. These increased stresses exposed the financial and managerial weaknesses of many corporations. The recent disclosures of accounting and corporate fraud emanating from some of the largest and previously well-respected companies in our economy are, we hope, a few of the final dominoes.
Separately but equally important, the current military conflict in Afghanistan and the heightened possibility of a military confrontation with Iraq has added uncertainty and thus risk to the market.

While the economy and stock markets suffered, investors' flight to the perceived safety of bonds caused a significant drop in interest rates and a corresponding rally in bond prices. The yield on 10-year U.S. Treasury
Notes dropped to its lowest level since 1958. Because of concerns about many corporations' ability to cover their debt, along with a few high profile announcements of bankruptcy, corporate and asset-backed credits did not fully participate in the rally. Despite an increase in prepayment rates, government agency mortgage backed bonds performed in line with Treasuries.

For the six months ended September 30, 2002, Managers U.S.
Stock Market Plus returned -29.92%, slightly
underperforming its benchmark, the S&P 500 Index, for the
period. For the same period, Managers Intermediate Duration
Government returned 5.95% slightly underperforming its
benchmark, the Salomon Smith Barney Mortgage Index, as
well. In both of these cases, the Funds' underperformance
was a result of the underperformance of corporate and
commercial mortgage backed credits within the portfolios.
While these have been a drag on performance during this
period, the widening yield spreads improve the
attractiveness of these securities relative to treasuries
and agency securities going forward. Meanwhile Managers
Short Duration Government returned 2.07% during the period,
which was slightly ahead of its benchmark, the six month
Treasury Bill Index. The following report contains a
listing of the period-end portfolio of each Fund, along
with detailed financial reports.
                               1
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LETTER TO SHAREHOLDERS (continued)
---------------------------------------------------------------

As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-
3879, or visit the website at www.managersfunds.com. We thank you for your investment in The Managers Funds.


Sincerely,

/s/ Peter M. Lebovitz
Peter M. Lebovitz
President


/s/ Thomas G. Hoffman
Thomas G. Hoffman, CFA
Director of Research

                               2
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
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MANAGERS U.S. STOCK MARKET PLUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
---------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                     AMOUNT           VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.0% (1)
Federal Government Loan Mortgage Corporation - 7.8%
FGLMC, 7.500%, 10/15/02                              $ 3,000,000      $ 3,163,140
                                                                      -----------
Federal Home Loan Mortgage Corporation - 4.1%
FHLMC Gold, 6.000%, 11/15/02                           1,200,000        1,243,500
FHLMC, 7.500%, 10/01/16 (7)                              416,418          442,032
                                                                      -----------
  Total Federal Home Loan Mortgage Corporation                          1,685,532
                                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.9%
FNMA 30 Year, 6.500%, TBA                              4,000,000        4,143,752
FNMA, 7.000%, 10/01/32                                 2,200,000        2,296,936
FNMA, 7.379%, 09/01/18                                   130,951          134,521
FNMA IO Strip, 8.000%, 03/25/23 through 11/01/23       4,407,330          674,737
FNMA, 12.500%, 09/01/12                                   25,193           29,352
                                                                      -----------
  Total Federal National Mortgage Association                           7,279,298
                                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 27.2%
GNMA, 5.375%, 02/20/16 through 02/20/21 (2,7)          1,433,721        1,383,466
GNMA, 6.375%, 05/20/16 through 06/20/21 (2)            1,330,419        1,477,772
GNMA 30 Year, 6.500%, TBA                              5,700,000        5,940,473
GNMA, 6.625%, 12/20/17 (7)                             1,095,540        1,142,857
GNMA, 6.750%, 09/20/21 (2,7)                             342,050          352,746
GNMA 30 Year, 7.500%, TBA                                700,000          742,658
                                                                      -----------
  Total Government National Mortgage Association                       11,039,972
                                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $17,088,091)                                                   23,167,942
                                                                      -----------
CORPORATE BONDS - 61.0%
ASSET BACKED - 36.8%
American Airlines Inc., 6.817%, 05/23/11                 300,000          276,717
America West Airlines, 7.100%, 04/02/21                  363,606          372,683
AT&T Corp., 6.500%, 11/15/06                             325,000          320,125
Chase Funding Loan Acquisition, 1.000%, 01/25/32         160,000          156,292
Chase Funding Loan Trust, 2.910%, 03/25/32               350,000          349,522
Chase Funding Loan Trust, 3.408%, 11/25/30             1,000,000          992,280
Continental Airlines, Inc., 7.707%, 04/02/21             805,760          755,712
Countrywide Alternative Loan Trust, Series 1999-1,
  Class A4, 6.750%, 06/01/29                           1,180,466        1,194,136
Countrywide Asset Backed Certificates,
  6.570%, 11/25/31                                       800,000          865,455
CS First Boston Mortgage Securities Corp.,
  2.293%, 12/05/12                                       831,764          830,429
CS First Boston Mortgage Securities Corp.,
  6.550%, 11/17/07                                       600,000          675,020
Delta Air Lines Inc., 7.570%, 11/18/10                   750,000          798,593
HCA Inc., 6.300%, 10/01/12                               150,000          149,394
IMPAC CMB Trust, 3.300%, 11/25/31                        854,329          856,969
IndyMac ABS Inc., 3.121%, 12/25/32                       825,000          825,801
IndyMac ABS Inc., 3.159%, 05/25/33                       550,000          544,478
Long Beach Mortgage Loan Trust, 2.760%, 06/25/31 (2)   1,000,000          983,655
Long Beach Mortgage Loan Trust, 2.760%, 09/25/31 (2)     490,000          479,147
Morgan Stanley Dean Witter Capital I,
  2.760%, 08/25/09 (2)                                   800,000          784,187
Northwest Airlines Inc., 6.841%, 04/01/11                375,000          371,236
Old National Bank, 6.750%, 10/15/11                      225,000          251,034
Residential Asset Securities Corp., 8.035%, 10/25/28     300,000          319,249
United Airlines Inc., 6.201%, 09/01/08                   400,000          330,956
United Airlines Inc., 7.032%, 10/01/10                   149,198          123,227

The accompanying notes are an integral part of these financial statements.
                               3
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MANAGERS U.S. STOCK MARKET PLUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
September 30, 2002
---------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
ASSET BACKED (continued)
Union Pacific Corp., 7.600%, 05/01/05                  $ 75,000          $ 83,946
                                                                      -----------
  Total Asset Backed                                                   14,937,638
                                                                      -----------
FINANCE - 11.8%
Ford Motor Credit Co., 6.875%, 02/01/06               1,450,000         1,427,115
Gatx Capital Corp., 7.750%, 12/01/06                    500,000           452,461
General Motors Acceptance Corp., 6.875%, 09/15/11       450,000           438,657
General Motors Acceptance Corp., 7.250%, 03/02/11       900,000           895,506
Household Finance Corp., 6.500%, 01/24/06               575,000           579,944
SouthTrust Corp., 8.625%, 05/15/04                      535,000           580,826
Union Planters Corp., 6.250%, 11/01/03                  150,000           155,721
Washington Mutual Bank FA, 6.875%, 06/15/11             245,000           278,643
                                                                      -----------
  Total Finance                                                         4,808,873

INDUSTRIALS - 12.4%
Black & Decker, 7.500%, 04/01/03                        125,000           127,921
DaimlerChrysler NA Holding Corp., 6.400%, 05/15/06      300,000           322,089
DaimlerChrysler NA Holding Corp., 6.900%, 09/01/04      400,000           423,987
Dominion Resources, Inc., 6.000%, 01/31/03              505,000           509,146
Energy East Corp., 7.750%, 11/15/03                     150,000           156,124
Houghton Mifflin Co., 7.125%, 04/01/04 (3)              550,000           506,000
International Paper Co., 8.000%, 11/01/23               400,000           415,740
Potash Corp., 7.750%, 05/31/11                          700,000           830,628
Safeway Inc., 7.250%, 09/15/04                          250,000           268,836
Santa Fe Pacific Corp., 8.625%, 11/01/04                280,000           309,544
TRW, Inc., 6.625%, 06/01/04                             900,000           938,907
Wellpoint Health Networks, 6.375%, 06/15/06             200,000           218,297
                                                                      -----------
  Total Industrials                                                     5,027,219
                                                                      -----------
TOTAL CORPORATE BONDS (cost $25,268,780)                               24,773,730
                                                                      -----------
S&P 500 Swap - (1.2)%
JPMorgan Chase Bank Swap, receive S&P 500              NOTIONAL
Index, Pay 3-Month LIBOR + 14 basis points,              AMOUNT
expires 03/21/03 (3)                               $ 23,104,995         (500,655)
                                                                      -----------
PREFERRED STOCK - 18.6%                                  SHARES
Home Ownership Funding Corp. (cost $9,515,385) (3)       11,700         7,551,878
                                                                      -----------
SHORT-TERM INVESTMENTS - 13.4%
OTHER INVESTMENT COMPANIES - 5.9%
JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.69% (4)               2,396,162         2,396,162

FEDERAL NATIONAL MORTGAGE ASSOCIATION                 PRINCIPAL
Discount Notes - 7.5% (5,6)                              AMOUNT
0.000%, 03/07/03 through 04/04/03                   $ 3,075,000         3,055,015
                                                                      -----------
TOTAL SHORT-TERM INVESTMENTS (cost $5,397,538)                          5,451,177
                                                                      -----------
TOTAL INVESTMENTS (cost $57,269,794) - 148.8%                          60,444,072
                                                                      -----------
OTHER ASSETS, LESS LIABILITIES - (48.8)%                             (19,835,849)
                                                                      -----------
NET ASSETS - 100.0%                                                  $ 40,608,223
                                                                     ============
See Notes to Schedules of Portfolio Investments on Page 9.

The accompanying notes are an integral part of these financial statements.
                               4

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
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MANAGERS SHORT DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
September 30, 2002
---------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 82.7% (1)
FEDERAL GOVERNMENT LOAN MORTGAGE CORPORATION - 0.4%
FGLMC Gold 30 Year, 7.500%, 04/01/29                   $ 363,967        $ 383,901
                                                                     ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 33.9%
FHLMC, 1.740%, 10/10/02                                   25,000           24,990
FHLMC Gold, 6.000%, 10/21/02 through 11/01/02         17,000,000       17,620,930
FHLMC, 6.000%, 11/15/21                                  200,000           14,404
FHLMC, 6.500%, 06/15/20                                  191,342            9,618
FHLMC Gold, 7.500%, 10/15/02 through 12/01/15          7,714,966        8,147,219
FHLMC, 7.500%, 07/25/32 through 02/25/42               2,539,641        2,740,077
FHLMC Gold, 8.500%, 05/01/25 through 12/01/25            631,630          680,433
                                                                     ------------
Total Federal Home Loan Mortgage Corporation                           29,237,671
                                                                     ------------
Federal National Mortgage Association - 37.7%
FNMA, 1.990%, 11/25/32 (2)                             8,000,000        7,998,080
FNMA, 3.750%, 05/12/04                                 2,500,000        2,529,775
FNMA, 5.250%, 04/15/07                                 6,900,000        7,523,415
FNMA, 5.500%, 11/15/31                                   400,000           58,624
FNMA, 5.700%, 07/01/09                                   747,991          814,494
FNMA, 6.000%, 05/15/18 through 01/15/26                4,003,607          356,692
FNMA, 6.010%, 12/01/08                                 4,667,433        5,206,056
FNMA, 6.040%, 10/01/08                                 1,279,959        1,427,081
FNMA, 6.740%, 06/01/09                                   968,795        1,088,571
FNMA, 7.500%, 12/31/22 through 06/25/42                4,920,545        5,308,235
FNMA IO Strip, 8.000%, 08/25/22                          733,692          144,303
FNMA IO Strip, 9.000%, 12/15/16                          328,345           66,007
                                                                     ------------
Total Federal National Mortgage Association                            32,521,333
                                                                     ------------
Government National Mortgage Association - 7.7%
GNMA, 5.250%, 01/20/28 (2)                               266,803          273,511
GNMA, 5.375%, 03/20/21 through 04/20/26                1,183,957        1,220,927
GNMA, 6.375%, 06/20/22 (2)                               446,977          461,728
GNMA, 6.500%, 09/15/29 through 02/15/32                1,564,478        1,633,392
GNMA 30 Year, 6.500%, TBA                              1,450,000        1,511,173
GNMA, 6.625%, 12/20/21 through 11/20/27 (2)              181,471          187,673
GNMA, 6.750%, 07/20/18 through 08/20/26 (2)            1,127,808        1,162,922
GNMA, 9.500%, 07/15/09 through 12/15/17                  154,817          173,646
                                                                     ------------
Total Government National Mortgage Association                          6,624,972
                                                                     ------------
U.S. Treasury Bond - 3.0%
U.S. Treasury Inflation Protection Bonds,
  3.500%, 01/15/11                                     2,272,754        2,519,189
                                                                     ------------
Total U.S. Government and Agency Obligations
  (cost $69,907,617)                                                   71,287,066
                                                                     ------------
ASSET BACKED - 16.1%
Asset Securitization Corp., 7.490%, 04/14/29           1,250,000        1,439,861
First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust, 6.560%, 11/18/08          1,000,000        1,129,365
GMAC Commercial Mortgage Securities, Inc.,
  6.175%, 05/15/33                                     2,250,000        2,502,612
GMAC Commercial Mortgage Securities, Inc.,
  6.420%, 08/15/08                                     3,290,000        3,694,968
Merrill Lynch Mortgage Investors, Inc.,
  7.560%, 11/15/31                                     3,900,000        4,491,631

The accompanying notes are an integral part of these financial statements.
                               5
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MANAGERS SHORT DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
ASSET BACKED (continued)
Structured Asset Securities Corp., 6.600%, 08/25/31    $ 600,551        $ 606,731
                                                                     ------------
  Total Asset Backed (cost $13,050,625)                                13,865,168
                                                                     ------------
INTEREST RATE CAP CONTRACT - 0.0% (#)
Salomon Swapco, Expires 04/23/03,
  Strike Rate 7.500% (cost $285,733) (3)              50,000,000                5
                                                                     ------------
PREFERRED STOCK - 2.5%
Home Ownership Funding Corporation (3)
  (cost $2,691,383)                                        3,300        2,130,017

SHORT-TERM INVESTMENTS - 25.8%
OTHER INVESTMENT COMPANIES - 25.4% (4)
JPMorgan Prime Money Market Fund, Shares
  Institutional Class Shares, 1.690%                  10,573,236       10,573,236
JPMorgan Liquid Assets Money Market Fund, 1.800%      11,300,308       11,300,308
                                                                     ------------
TOTAL OTHER INVESTMENT COMPANIES
  (cost $21,873,544)                                                   21,873,544
                                                                     ------------
U.S. GOVERNMENT AGENCY                                 PRINCIPAL
DISCOUNT NOTES - 0.4% (5,6)                               AMOUNT
FHLMC, 0.000%, 12/11/02                                 $ 40,000           39,871
FNMA, 0.000%, 12/13/02 through 08/22/03                  350,000          346,502
                                                                     ------------
Total U.S. Government Agency Discount Notes
  (cost $382,313)                                                         386,373
                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (cost $22,255,857)                        22,259,917
                                                                     ------------
TOTAL INVESTMENTS - 127.1%
  (cost $108,191,215)                                                 109,542,173
                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (27.1)%                             (23,333,409)
                                                                     ------------
NET ASSETS - 100.0%                                                  $ 86,208,764
                                                                     ============
See Notes to Schedules of Portfolio Investments on Page 9.

The accompanying notes are an integral part of these financial statements.
                               6
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
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MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
---------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 122.7% (1)
FEDERAL HOME LOAN BANK - 3.7%
FHLB, 5.145%, 03/14/06                                 $ 1,000,000    $ 1,013,810
FHLB, 6.000%, 02/28/08                                   1,305,000      1,326,180
                                                                     ------------
  Total Federal Home Loan Bank                                          2,339,990
                                                                     ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.7%
FHLMC, 1.920%, 07/17/03                                     50,000         49,374
FHLMC Gold 15 Year, 6.000%, TBA                          1,000,000      1,037,812
FHLMC, 6.000%, 10/15/02 through 10/15/32                12,200,000     12,514,383
FHLMC IO Strip, 6.000%, 05/15/18 through 06/15/31        4,619,413        444,776
FHLMC, 6.000%, 05/15/21 through 12/15/21                 1,000,000         76,085
FHLMC Gold 30 Year, 7.500%, 01/01/31                       196,882        207,665
FHLMC, 7.500%, 07/25/32 through 02/25/42                   749,100        808,181
                                                                     ------------
  Total Federal Home Loan Mortgage Corporation                         15,138,276
                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 86.4%
FNMA, 3.500%, 06/24/04                                   1,000,000      1,012,540
FNMA, 3.750%, 05/12/04                                   1,100,000      1,113,101
FNMA, 5.000%, 05/14/07                                     400,000        414,384
FNMA, 5.250%, 03/22/07 through 04/15/07                 10,740,000     11,624,883
FNMA, 5.400%, 04/04/06                                   1,500,000      1,525,590
FNMA, 6.000%, 01/01/14 through 08/01/17                  2,975,483      3,096,901
FNMA, 6.500%, 11/01/28 through 09/01/32                 22,333,378     23,165,373
FNMA, 6.625%, 10/15/07                                   6,000,000      6,942,000
FNMA, 7.000%, 03/25/24                                   2,750,000      3,018,978
FNMA, 7.125%, 06/15/10                                     600,000        720,366
FNMA, 7.500%, 06/25/32 through 01/25/48                  2,414,619      2,604,866
                                                                     ------------
  Total Federal National Mortgage Association                          55,238,982
                                                                     ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.9%
GNMA, 5.375%, 03/20/16                                     161,614        165,837
GNMA, 6.375%, 05/20/21 through 06/20/16 (2)                368,378        380,034
GNMA, 6.500%, 07/15/31 through 04/15/32                  2,858,192      2,983,627
GNMA, 6.625%, 11/20/17 through 12/20/17                    173,916        179,608
GNMA, 6.750%, 08/20/18                                     492,572        507,047
GNMA, 7.500%, 09/15/28 through 11/15/31                  1,438,994      1,528,308
                                                                     ------------
  Total Government National Mortgage Association                        5,744,461
                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $72,799,239)                                                   78,461,709
                                                                     ------------
ASSET BACKED - 9.9%
DLJ Commercial Mortgage Corp., 6.410%, 05/10/08            250,000        279,558
GMAC Commercial Mortgage Securities,
  6.420%, 08/15/08                                       2,000,000      2,246,181
IndyMac, 6.610%, 02/25/27                                  500,000        515,063
Merrill Lynch Mortgage Investors, Inc., 7.560%,
  11/15/31                                               2,850,000      3,282,346
                                                                     ------------
  Total Asset Backed (cost $6,025,863)                                  6,323,148
                                                                     ------------
SHORT-TERM INVESTMENTS - 3.3%
OTHER INVESTMENT COMPANIES - 1.7%
JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.690% (4)                    SHARES
  (cost $1,089,176)                                      1,089,176      1,089,176
                                                                     ------------

The accompanying notes are an integral part of these financial statements.
                               7
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MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES - 0.4% (5,6)
FNMA, 0.000%, 03/07/03                                 $ 50,000          $ 49,677
FHLMC, 0.000%, 06/19/03 through 06/30/03                200,000           197,678
                                                                     ------------
  Total U.S. Government Agency Discount Notes
  (cost $245,827)                                                         247,355
                                                                     ------------
REPURCHASE AGREEMENT - 1.2%
JPMorgan/Chase, dated 09/30/02, due 10/31/02, 1.480%,
  total to be received $780,647 (secured by $800,000
  U.S. Treasury Notes, cost $779,653) (3)               779,653           779,653
                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (cost $2,114,656)                          2,116,184
                                                                     ------------
TOTAL INVESTMENTS - 135.9%
  (cost $85,811,356)                                                   86,901,041
OTHER ASSETS, LESS LIABILITIES - (35.9)%                             (22,967,994)
                                                                     ------------
NET ASSETS - 100.0%                                                  $ 63,933,047
                                                                     ============

See Notes to Schedules of Portfolio Investments on Page 9.

The accompanying notes are an integral part of these financial statements.
                               8

--------------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (unaudited)
--------------------------------------------------------------------
The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments on pages 3 through 8:

At September 30, 2002, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund                    Cost          Appreciation    Depreciation    Net
-----------------    --------------  --------------  --------------  ----------
Stock Market Plus      $57,269,794        $744,428     $(3,302,196) $(2,557,768)
Short Duration         108,191,215       2,290,663        (939,704)   1,350,959
Intermediate Duration   85,811,356       1,195,383        (105,698)   1,089,685

(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2002.

(2) Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 2002.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2002, such securities represented 18.6% of net assets for Stock Market Plus, 2.5% of net assets for Short Duration and 1.2% of net assets for Intermediate Duration.

(4) Yield shown for this investment company represents the September 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(5) Zero-coupon security.

(6) Security is held as collateral for futures transactions by J.P. Morgan Futures, Inc.

(7) Security is held as collateral for reverse repurchase agreements.

(#) Rounds to less than 0.0%.

SECURITY RATINGS (unaudited)
The composition of debt holdings as a percentage of portfolio assets.

S&P/MOODY'S RATINGS  GOV'T/AAA  AA    A    BBB    BB    B    NOT RATED
-------------------  --------- ---   ---   ----  ---   ---   ---------
Stock Market Plus      51.4%   0.0%  4.3%  26.8% 0.4%  1.2%    15.9%
Short Duration         74.1%   0.0%  0.0%   0.0% 0.0%  0.0%    25.9%
Intermediate Duration  87.2%   0.0%  0.0%   0.0% 0.0%  0.0%    12.8%

INVESTMENTS ABBREVIATIONS:
--------------------------
DLJ:    Donaldson, Lufkin & Jenrette Securities Corp.
FGLMC:  Federal Government Loan Mortgage Corp.
FHLB:   Federal Home Loan Bank
FHLMC:  Federal Home Loan Mortgage Corporation
FNMA:   Federal National Mortgage Association
GMAC:   General Motors Acceptance Corporation
GNMA:   Government National Mortgage Association
IO:     Interest Only
TBA:    To Be Announced

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
September 30, 2002
----------------------------------------------------------------------------------------
                                                                           MANAGERS
                                   MANAGERS            MANAGERS            INTERMEDIATE
                                   U.S. STOCK          SHORT DURATION      DURATION
                                   MARKET PLUS         GOVERNMENT          GOVERNMENT
                                   FUND                FUND                FUND
----------------------------------------------------------------------------------------
ASSETS:
  Investments at value*            $   60,444,072      $ 109,542,173       $ 86,901,041
  Cash                                    384,535             80,944                  -
  Receivable for investments sold      14,236,033         14,839,678         20,885,513
  Receivable for Fund shares sold          23,695          2,470,649            661,717
  Dividends, interest and other
    receivables                           384,063            686,779            759,860
  Prepaid expenses                         12,971             16,050             17,603
                                   --------------      -------------       ------------
  Total assets                         75,485,369        127,636,273        109,225,734
                                   --------------      -------------       ------------
LIABILITIES:
  Payable for investments purchased    19,800,535         40,094,592         35,849,009
  Payable for Fund shares repurchased      29,262          1,098,762            321,900
  Payable to custodian                          -                  -            709,886
  Interest payable-swap positions           7,456                  -                  -
  Interest payable-short positions         21,847                  -             14,548
  Payable for securities sold short,
    at value (proceeds $5,733,750
    and $4,894,418, respectively)       5,732,045                  -          4,960,580
  Reverse repurchase agreements
    (proceeds $8,885,000, $3,270,000,
    respectively)                       8,887,799                  -          3,270,965
  Variation margin payable                307,660            158,621            104,478
  Investment advisory and
    management fee                         14,423             39,877             36,098
  Other accrued expenses                   76,119             35,657             25,223
                                   --------------      -------------       ------------
  Total liabilities                    34,877,146         41,427,509         45,292,687
                                   --------------      -------------       ------------
NET ASSETS                         $   40,608,223      $  86,208,764       $ 63,933,047
                                   ==============      =============       ============
Shares outstanding                      5,955,110          8,867,768          6,053,087
                                   ==============      =============       ============
Net asset value, offering
  and redemption price per share            $6.82              $9.72             $10.56
                                   ==============      =============       ============
NET ASSETS REPRESENT:
  Paid-in capital                  $  117,515,418      $  91,548,318       $ 63,563,565
  Undistributed net
    investment income                     492,275            129,612             58,393
  Accumulated net realized loss
    from investments, futures
    and option contracts              (71,033,617)        (5,781,267)          (125,315)
  Net unrealized appreciation
    (depreciation) of investments,
    futures and option contracts       (6,365,853)           312,101            436,404
                                   --------------      -------------       ------------
NET ASSETS                         $   40,608,223      $  86,208,764       $ 63,933,047
                                   ==============      =============       ============
*Investments at cost               $   57,269,794      $ 108,191,215       $ 85,811,356
                                   ==============      =============       ============


The accompanying notes are an integral part of these financial statements.
                               10

----------------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF OPERATIONS (unaudited)
For the six months ended September 30, 2002
----------------------------------------------------------------------------------------
                                                                           MANAGERS
                                   MANAGERS            MANAGERS            INTERMEDIATE
                                   U.S. STOCK          SHORT DURATION      DURATION
                                   MARKET PLUS         GOVERNMENT          GOVERNMENT
                                   FUND                FUND                FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                  $    2,128,033      $   1,436,098       $  1,080,305
  Dividend income                         536,286                  -                  -
                                   --------------      -------------       ------------
Total investment income                 2,664,319          1,436,098          1,080,305
                                   --------------      -------------       ------------
EXPENSES:
  Investment advisory and
    management fees                       201,722            193,633            150,533
  Transfer agent                           65,898             11,461             13,790
  Custodian                                33,715             23,392             30,449
  Trustees fees and expenses                3,855              1,653              1,331
  Professional fees                        11,892              7,367              5,891
  Registration fees                         8,031              7,709              5,012
  Interest expense                        182,709                  -              9,803
  Insurance                                 2,174                473                383
  Miscellaneous                             4,148              2,401              2,889
                                   --------------      -------------       ------------
  Total expenses before offsets           514,144            248,089            220,081
                                   --------------      -------------       ------------
  Expense reimbursement                  (77,842)           (32,221)            (7,659)
  Expense reductions                           -               (106)           (14,741)
                                   --------------      -------------       ------------
  Net expenses                           436,302             215,762            197,681
                                   --------------      -------------       ------------
    Net investment income              2,228,017           1,220,336            882,624
                                   --------------      -------------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on
    investments and option contracts  (6,733,735)            699,502          1,132,541
  Net realized loss on futures
    contracts                        (10,549,962)        (1,423,065)          (313,387)
  Net unrealized appreciation
    (depreciation) of investments
    and option contracts                (587,514)          1,939,610          1,115,709
  Net unrealized depreciation of
    futures contracts                 (4,351,121)        (1,498,463)          (618,184)
                                   --------------      -------------       ------------
Net realized and unrealized gain
  (loss) on investments              (22,222,332)          (282,416)          1,316,679
                                   --------------      -------------       ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS $ (19,994,315)      $     937,920       $  2,199,303
                                   ==============      =============       ============

The accompanying notes are an integral part of these financial statements.
                               11

------------------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND FOR THE FISCAL YEAR
ENDED MARCH 31, 2002
------------------------------------------------------------------------------------
                                                              MANAGERS
                                                    U.S. STOCK MARKET PLUS FUND
                                               -------------------------------------
                                               SEPT. 30, 2002          MAR. 31, 2002
                                               -------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                        $    2,228,017          $   4,548,243
  Net realized gain (loss) on investments        (17,283,697)           (11,201,762)
  Net unrealized appreciation (depreciation)
    of investments                                (4,938,635)              7,149,077
                                               --------------          -------------
  Net increase (decrease) in net assets
    resulting from operations                    (19,994,315)                495,558
                                               --------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (3,105,850)            (9,128,793)
                                               --------------          -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                     2,597,139              10,277,404
  Net asset value of shares issued in
    connection with reinvestment of dividends
    and distributions                              2,934,876               8,752,726
  Cost of shares repurchased                     (14,234,463)           (33,779,709)
                                               --------------          -------------
Net increase (decrease) from
  capital share transactions                      (8,702,448)           (14,749,579)
                                               --------------          -------------
Total increase (decrease) in net assets          (31,802,613)           (23,382,814)
                                               --------------          -------------
NET ASSETS:
  Beginning of period                              72,410,836             95,793,650
                                               --------------          -------------
  End of period                                $   40,608,223          $  72,410,836
                                               ==============          =============
End of period undistributed net
  investment income                            $      492,275          $   1,370,108
                                               ==============          =============
------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Sale of shares                                      285,870                928,274
  Shares issued in connection with
    reinvestmentof dividends and distributions        376,485                816,211
  Shares repurchased                              (1,690,058)            (3,217,943)
                                               --------------          -------------
Net increase (decrease) in shares                 (1,027,703)            (1,473,458)
                                               ==============          =============

The accompanying notes are an integral part of these financial statements.

                               12

-------------------------------------------------------------------------------------
               MANAGERS                                      MANAGERS
    SHORT DURATION GOVERNMENT FUND              INTERMEDIATE DURATION GOVERNMENT FUND
------------------------------------------      -------------------------------------
SEPT. 30, 2002           MAR. 31, 2002          SEPT. 30, 2002         MAR. 31, 2002
------------------------------------------      -------------------------------------
$    1,220,336           $ 1,444,089               $ 882,624              $ 937,322
     (723,563)             (348,254)                 819,154                792,095

       441,147               466,961                 497,525              (118,569)
--------------           -------------          ------------           --------------
       937,920             1,562,796               2,199,303              1,610,848
--------------           -------------          ------------           --------------

   (1,114,759)            (1,476,997)              (824,231)            (1,107,975)
--------------           -------------          ------------           --------------

    64,637,798            16,600,668              42,890,439             11,502,955

       973,754             1,360,178                 764,641              1,039,684
   (9,695,854)           (13,839,890)            (7,989,106)           (10,230,257)
--------------           -------------          ------------           --------------

   55,915,698              4,120,956              35,665,974              2,312,382
--------------           -------------          ------------           --------------
   55,738,859              4,206,755              37,041,046              2,815,255
--------------           -------------          ------------           --------------

   30,469,905             26,263,150              26,892,001             24,076,746
--------------           -------------          ------------           --------------
$  86,208,764            $ 30,469,905           $ 63,933,047           $ 26,892,001
==============           =============          ============           ==============

$     129,612            $     24,035           $     58,393           $          -
==============           =============          ============           ==============
-------------------------------------------------------------------------------------

    6,628,624               1,699,336              4,094,374              1,132,644

      100,059                 139,528                 73,222                103,597
    (995,086)             (1,408,737)              (762,598)            (1,010,079)
--------------           -------------          ------------           --------------
    5,733,597                 430,127              3,404,998                226,162
==============           =============          ============           ==============

The accompanying notes are an integral part of these financial statements.

                               13

-------------------------------------------------------------------------------------------
MANAGERS U.S. STOCK MARKET PLUS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED SEPTEMBER 30, 2002,
(UNAUDITED) AND EACH FISCAL YEAR ENDED MARCH 31.
-------------------------------------------------------------------------------------------
                                                FISCAL YEAR ENDED MARCH 31,
                            SEPT. 30,   ---------------------------------------------------
                              2002       2002      2001      2000      1999      1998
                            --------    -------   -------   -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $10.37     $11.33    $16.02    $16.78    $16.86    $12.56
                            --------    -------   -------   -------   -------   -------
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income        0.14       0.59      1.00      0.88      0.69      0.59
  Net realized and unrealized
    gain (loss) on
    investments               (3.44)     (0.45)    (4.34)     1.38      1.76      4.94
                            --------    -------   -------   -------   -------   -------
  Total from investment
  operations                  (3.30)      0.14     (3.34)     2.26      2.45      5.53
                            --------    -------   -------   -------   -------   -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income       (0.25)     (1.10)    (0.30)    (0.98)    (0.62)    (0.59)
  Net realized gain on
    investments                   -          -     (1.05)    (2.04)    (1.91)    (0.64)
                            --------    -------   -------   -------   -------   -------
    Total distributions to
    shareholders              (0.25)     (1.10)    (1.35)    (3.02)    (2.53)    (1.23)
                            --------    -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD               $6.82     $10.37    $11.33    $16.02    $16.78    $16.86
                            ========    =======   =======   =======   =======   =======
-------------------------------------------------------------------------------------------
Total Return (a)            (29.92)% (d)  0.97%  (22.47)%    14.91%    17.17%    45.71%
===========================================================================================
Ratio of net operating
  expenses to average
  net assets (b)               0.88% (e)  0.88%     0.88%     0.88%     0.88%     0.88%

Ratio of total expenses
  to average net assets        1.78%(c,e) 1.54%(c)  1.02%(c)  1.01%     1.04%     1.23%

Ratio of net investment income
  to average net assets (a)    7.73% (e)  5.25%     6.17%     5.47%     4.62%     4.79%

Portfolio turnover               80% (d)   598%      624%      442%      527%      424%

Net assets at end of period
  (000's omitted)            $40,608    $72,411   $95,794  $191,375  $185,584  $136,667
===========================================================================================
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to Financial Statements.")
(c) Includes interest expense for the six months ended September 30, 2002 and the fiscal years ended March 31, 2002 and 2001 of 0.63%, 0.46% and 0.04%, respectively.
    (See Note 1(i) of "Notes to Financial Statements.")
(d) Not annualized.
(e) Annualized.

                               14

-------------------------------------------------------------------------------------------
MANAGERS SHORT DURATION GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED SEPTEMBER 30, 2002, (UNAUDITED) AND
EACH FISCAL YEAR ENDED MARCH 31.
-------------------------------------------------------------------------------------------
                                                FISCAL YEAR ENDED MARCH 31,
                            SEPT. 30,   ---------------------------------------------------
                              2002       2002      2001      2000      1999      1998
                            --------    -------   -------   -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $  9.72     $ 9.71    $ 9.64    $ 9.94    $ 9.92    $ 9.83
                            --------    -------   -------   -------   -------   -------
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income        0.22       0.54      0.74      0.54      0.45      0.48
  Net realized and unrealized
    gain (loss)
    on investments            (0.02)      0.01     (0.06)    (0.27)     0.02      0.12
                            --------    -------   -------   -------   -------   -------
Total from investment
  operations                   0.20       0.55      0.68      0.27      0.47      0.60
                            --------    -------   -------   -------   -------   -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income       (0.20)     (0.54)    (0.61)    (0.57)    (0.45)    (0.51)
                            --------    -------   -------   -------   -------   -------
Net Asset Value,
  End of Period             $  9.72     $ 9.72    $ 9.71    $ 9.64    $ 9.94    $ 9.92
                            ========    =======   =======   =======   =======   =======
-------------------------------------------------------------------------------------------
Total Return (a)               2.07% (d)  6.06%     7.35%     2.75%     4.83%     6.24%
===========================================================================================
Ratio of net operating expenses
  to average net assets (b)    0.78% (e)  0.78%     0.78%     0.78%     0.78%     0.78%

Ratio of total expenses
  to average net assets        0.90% (e)  1.39% (c) 2.18% (c) 1.07%     1.00%     1.00%

Ratio of net investment income
  to average net assets (a)    4.41% (e)  5.71%     6.24%     6.01%     4.78%     5.28%

Portfolio turnover              195% (d)   683%      866%      268%      298%      626%

Net assets at end of period
  (000's omitted)            $86,209    $30,470   $26,263   $35,540   $60,807   $78,428
===========================================================================================
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to Financial Statements.")
(c) Includes interest expense for the fiscal years ended March 31, 2002 and 2001 of 0.28%
    and 1.14%, respectively. (See Note 1(i) of "Notes to Financial Statements.")
(d) Not annualized.
(e) Annualized.

                               15

-------------------------------------------------------------------------------------------
MANAGERS INTERMEDIATE GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED SEPTEMBER 30, 2002, (UNAUDITED) AND
EACH FISCAL YEAR ENDED MARCH 31.
-------------------------------------------------------------------------------------------
                                                FISCAL YEAR ENDED MARCH 31,
                            SEPT. 30,   ---------------------------------------------------
                              2002       2002      2001      2000      1999      1998
                            --------    -------   -------   -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $ 10.16     $ 9.94    $ 9.37    $ 9.91    $ 10.00   $ 9.73
                            --------    -------   -------   -------   -------   -------
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income        0.21       0.41      0.61      0.53       0.53     0.59
  Net realized and unrealized
    gain (loss) on investments 0.39       0.26      0.49     (0.50)      0.03     0.42
                            --------    -------   -------   -------   -------   -------
Total from investment
  operations                   0.60       0.67      1.10      0.03       0.56     1.01
                            --------    -------   -------   -------   -------   -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income       (0.20)     (0.45)    (0.53)    (0.53)     (0.52)   (0.56)
  In excess of net investment
    income                        -          -         -     (0.02)         -        -
  Net realized gain
    on investments                -          -         -     (0.02)     (0.13)   (0.18)
                            --------    -------   -------   -------   -------   -------
Total distributions to
  shareholders                (0.20)     (0.45)    (0.53)    (0.57)     (0.65)   (0.74)
                            --------    -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD             $ 10.56     $ 10.16   $ 9.94    $ 9.37    $  9.91   $ 10.00
                            ========    =======   =======   =======   =======   =======
-------------------------------------------------------------------------------------------
Total Return (a)               5.95% (d)  6.78%    12.17%     0.40%     5.73%    10.65%
===========================================================================================
Ratio of net operating expenses
  to average net assets (b)    0.92% (e)  0.88%     0.88%     0.88%     0.88%     0.88%

Ratio of total expenses
  to average net assets        1.02%(c,e) 1.09%     1.07% (c) 1.06%     1.06%     1.13%

Ratio of net investment income
  to average net assets (a)    4.10% (e)  3.76%     5.85%     5.72%     5.25%     5.61%

Portfolio turnover              459% (d) 1,106%      690%      455%      423%      583%

Net assets at end of period
  (000's omitted)            $63,933    $26,892   $24,077   $31,139   $55,126   $38,642
===========================================================================================
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) After expense offsets. (See Note 1(c) of "Notes to Financial Statements.")
(c) Includes interest expense for the six months ended September 30, 2002 and the fiscal year ended March 31, 2001 of 0.05% and 0. 01%, respectively. (See Note 1(i) of "Notes to Financial Statements.").
(d) Not annualized.
(e) Annualized.

                               16

------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
September 30, 2002
------------------------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers Trust I ("Trust I"), and Managers Trust II ("Trust II"), (collectively, the "Trusts") are each a no-load, open-end, management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940
Act"). Currently, Trust I is comprised of Managers U.S. Stock Market Plus Fund ("Stock Market Plus"). Trust II currently offers shares in two series: Managers Short Duration Government Fund ("Short Duration"), and Managers Intermediate Duration Government Fund ("Intermediate Duration").

The financial statements of Stock Market Plus, Short
Duration and Intermediate Duration (each a "Fund" and collectively, the "Funds") are prepared in accordance with accounting principles generally accepted in the United
States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.
Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trusts.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date.
Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. An expense that cannot be directly attributed to a particular Fund are apportioned among the Funds, and in some cases other funds in the family, based upon their relative net assets or number of shareholders.

------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------
Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended September
30, 2002, under these arrangements the custody expenses were reduced as follows: Short Duration - $106 and Intermediate Duration - $14,741.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least August 1, 2003, to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, organizational expenses and other capitalized expenses and extraordinary expenses) to not exceed the annual rate of 0.88% for Stock Market Plus and Intermediate Duration, and
0.78% for Short Duration (the "Expense Agreements").  The
Expense Agreements would not apply during any period that the total net assets of a Fund are below $50 million or if the shareholders of that Fund approve a fund management agreement or a merger of that Fund into another mutual fund. The Investment Manager also made a voluntary undertaking to limit the total operating expenses
(excluding interest, taxes, organizational expenses and other capitalized expenses and extraordinary expenses) to 0.88% for Stock Market Plus and Intermediate Duration, and
0.78% for Short Duration for the six months September 30, 2002.

(d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally are declared and paid monthly for Intermediate
Duration and Short Duration. Dividends resulting from net investment income, if any, normally are declared and paid quarterly for Stock Market Plus. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

(f) CAPITAL LOSS CARRYOVERS
As of March 31, 2002, each Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through March 31, 2010.

------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------

                             CAPITAL LOSS
FUND                         CARRYOVER AMOUNTS   EXPIRES MAR. 31,
-------------------------    -----------------   ----------------
Stock Market Plus              $16,102,872            2009
                                36,304,053            2010

Short Duration                     658,505            2004
                                   829,556            2005
                                   760,963            2008
                                 1,568,229            2009
                                   362,610            2010

Intermediate Duration              777,146            2009


(g) CAPITAL STOCK
Each Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At September 30, 2002, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:
Stock Market Plus - 1 owns 45%; Short Duration - 2 own 44%;
Intermediate Duration - 1 owns 42%.

(h) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement.
The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) REVERSE REPURCHASE AGREEMENTS
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

                               19
------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------

Reverse Repurchase agreements as of September 30, 2002:

                    Principal                               Current
Fund                Amount        Security                  Liability
------------------  ------------  --------------------      ----------
Stock Market Plus   $5,334,000    JPMorgan, 1.950%, 10/1/02 $5,335,734
                     3,121,000    Nomura, 1.800%, 10/2/02    3,121,936
                       430,000    Nomura, 1.800%, 10/2/02      430,129
                                                            ----------
                                  Total                     $8,887,799
                                                            ==========

Intermediate
  Duration          $3,270,000    Morgan Stanley, 1.770%,
                                    10/1/02                 $3,270,965
                                                            ==========

(j) DOLLAR ROLL AND REVERSE DOLLAR ROLL AGREEMENTS
A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(k) SHORT SALES
A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market value of that security will decline. Each of the Funds expects to engage in short sales as a form of hedging in order to shorten the overall duration of its portfolio and maintain portfolio flexibility. While a short sale may act as an effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses, which can reduce the portfolio's total return. The open short sales as of September 30, 2002 are as follows:

                   PRINCIPAL                                                CURRENT
FUND               AMOUNT         SECURITY                 PROCEEDS         LIABILITY
-----------------  -------------  -----------------------  ---------------  -----------
Stock Market Plus  $ 5,500,000    GNMA 30 Year, 6.500%     $  5,733,750    $(5,732,045)
                                                                            -----------
Intermediate
  Duration         $ 1,000,000    GNMA 30 Year, 6.500%     $  1,043,203    $(1,042,190)
                   $ 3,000,000    FNMA 6.0%, 10/15/02      $  3,050,625     (3,084,390)
                   $   800,000    UST,3.50%, 11/15/06      $    777,770       (834,000)
                                                                            -----------
                                                                           $(4,960,580)
                                                                            ===========

                               20
------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------
(l) FUTURES CONTRACTS HELD OR ISSUED FOR PURPOSES OTHER
THAN TRADING
Each of the Funds uses interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund's net asset values relative to each Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value
(initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Stock Market Plus had the following open futures contracts as of September 30, 2002:

                      NUMBER OF                 EXPIRATION         UNREALIZED
TYPE                  CONTRACTS    POSITION     MONTH              GAIN/(LOSS)
--------------------  -----------  -----------  -----------------  -------------
10-Year U.S. Agency      47        Long         December 2002      $    111,152
2-Year U.S. Treasury     28        Long         December 2002            77,337
5-Year U.S. Treasury     71        Long         December 2002           219,807
10-Year U.S. Treasury    86        Short        December 2002          (353,905)
15-Year U.S.
  Treasury Bond          19        Short        December 2002           (59,591)
10-Year Interest Swap    19        Short        December 2002           (91,435)
3-Month Eurodollar       136       Long         June 2003 -
                                                  December 2011         495,950
3-Month Eurodollar       384       Short        March 2003 -
                                                  September 2008     (2,298,381)
                                                                   -------------
                                                Total              $ (1,899,066)
                                                                   =============


Short Duration had the following open futures contracts as of September 30, 2002:
                      NUMBER OF                 EXPIRATION         UNREALIZED
TYPE                  CONTRACTS    POSITION     MONTH              GAIN/(LOSS)
--------------------  -----------  -----------  -----------------  -------------
2-Year U.S. Treasury     5         Long         January 2003       $     13,810
5-Year U.S. Treasury     90        Short        December 2002          (182,292)
10-Year U.S. Treasury    75        Short        December 2002          (320,334)
15-Year U.S.
  Treasury Bond          6         Short        December 2002           (18,818)
10-Year Interest Swap    6         Short        December 2002           (28,396)
3-Month Eurodollar       42        Long         March 2003 -
                                                  December 2011          62,637
3-Month Eurodollar       251       Short        December 2002 -
                                                  March 2009           (635,764)
                                                                   -------------
                                                Total              $ (1,109,157)
                                                                   =============

------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------


Intermediate Duration had the following open futures contracts as of September 30, 2002:
                      NUMBER OF                 EXPIRATION         UNREALIZED
TYPE                  CONTRACTS    POSITION     MONTH              GAIN/(LOSS)
--------------------  -----------  -----------  -----------------  -------------
5-Year U.S. Treasury     74        Short        December 2002      $  (232,111)
2-Year U.S. Treasury     1         Long         January 2003             2,762
10-Year U.S. Treasury    19        Short        December 2002          (78,803)
15-Year U.S.
  Treasury Bond          3         Long         December 2002           12,653
3-Month Eurodollar       5         Long         September 2007           2,295
3-Month Eurodollar       204       Short        December 2002 -
                                                  June 2007           (293,895)
                                                                   -------------
                                                Total              $  (587,099)
                                                                   =============

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Funds' ability to close futures positions at times when the Funds' portfolio managers deem it desirable to do so.
The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(m) DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR
TRADING PURPOSES
Stock Market Plus invests in futures contracts on the S&P
500 Index whose returns are expected to track movements in the S&P 500 Index.

Stock Market Plus had the following open futures contracts on the S&P 500 Index as of September 30, 2002:

NUMBER OF                       EXPIRATION        UNREALIZED
CONTRACTS       POSITION        MONTH             GAIN/(LOSS)
--------------  --------------  ----------------  ------------
   94           Long            December 2002     $(1,895,412)
                                                  ============

(n) ASSETS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN
FUTURES POSITIONS
The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2002 was:

FUND                 ASSETS PLEDGED
------------------   ---------------
Stock Market Plus      $2,871,599
Short Duration            386,678
Intermediate Duration     278,924

(o) INTEREST RATE CAPS AND SWAP CONTRACTS AND OPTIONS
Each Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index

------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------
exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts ("swaptions") give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement.
If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trusts have each entered into separate Fund Management
Agreements with the Investment Manager dated August 1,
2000. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects sub-advisors for each Fund (subject to Trustee approval), and monitors the portfolio managers' investment programs and results. The Funds are distributed by Managers
Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Each Fund's investment portfolio is currently managed by Smith Breeden, pursuant to Sub-advisory Agreements by and between the Investment Manager on behalf of each Fund and Smith Breeden. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Investment advisory and management fees of 0.70% per annum are paid directly by each Fund to the Investment Manager based on average daily net assets. The aggregate annual fee paid to each independent Trustee for serving as a Trustee of the Trusts is $2,000. The Trustees fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trusts for the six months ended September 30, 2002.

(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended September 30, 2002, were as follows.

                   LONG-TERM SECURITIES       U.S. GOVERNMENT SECURITIES
                   -------------------------  --------------------------
FUND               PURCHASES      SALES         PURCHASES     SALES
-----------------  -----------  ------------  -----------  --------------
Stock Market Plus  $74,990,282  $106,074,960    $315,959    $4,513,852
Short Duration     168,618,884   113,490,890   2,863,151     1,752,711
Intermediate
  Duration         252,693,062   223,747,782           -             -

------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------
(4) PORTFOLIO SECURITIES LOANED
The Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. The custodian invests collateral received in the form of cash temporarily in money market funds. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) RISKS ASSOCIATED COLLATERAL MORTGAGE OBLIGATIONS ("CMO'S") The net asset value of each of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMO's and other derivatives, whose values can be significantly impacted by interest rate movements. CMO's are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMO's on the same schedule as they are received, although certain classes of CMO's have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMO's may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMO's may have a fixed or variable rate of interest.

                             [LOGO]
                            MANAGERS

ADMINISTRATOR
-------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

DISTRIBUTOR
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
---------
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

THE MANAGERS FUNDS                           MANAGERS AMG FUNDS
EQUITY FUNDS:                                EQUITY FUNDS:
--------------------------------------       ---------------------------------
VALUE FUND                                   ESSEX AGGRESSIVE GROWTH FUND
Armstrong Shaw Associates Inc.               Essex Investment
Osprey Partners Investment Mgmt., LLC        Management Company, LLC

CAPITAL APPRECIATION FUND                    FRONTIER GROWTH FUND
Essex Investment Management Co., LLC         FRONTIER SMALL COMPANY VALUE FUND
Holt-Smith & Yates Advisors, Inc.            Frontier Capital Management Co., LLC

SMALL COMPANY FUND                           FIRST QUADRANT TAX-MANAGED
Kalmar Investment Advisers, Inc.             EQUITY FUND
                                             First Quadrant, L.P.
SPECIAL EQUITY FUND
Donald Smith & Co.                           RORER LARGE-CAP FUND
Pilgrim Baxter & Associates, Ltd.            RORER MID-CAP FUND
Westport Asset Management, Inc.              Rorer Asset Management, LLC
Kern Capital Management LLC
Skyline Asset Management, L.P.               SYSTEMATIC VALUE FUND
                                             Systematic Financial Management, L.P.
INTERNATIONAL EQUITY FUND
Deutsche Asset Management                    BURRIDGE SMALL CAP GROWTH FUND
Bernstein Investment Research                The Burridge Group LLC
and Management
Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
Rexiter Capital Management Limited

U.S. STOCK MARKET PLUS FUND
Smith Breeden Associates, Inc.

INCOME FUNDS:
BOND FUND
Loomis, Sayles & Co. L.P.

GLOBAL BOND FUND
Loomis, Sayles & Co. L.P.

INTERMEDIATE DURATION
GOVERNMENT FUND
Smith Breeden Associates, Inc.

INTERMEDIATE BOND FUND
Loomis, Sayles & Co. L.P.

SHORT DURATION
GOVERNMENT FUND
Smith Breeden Associates, Inc.

MONEY MARKET FUND
J.P. Morgan Fleming Asset Management
(USA), Inc.


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by
Managers Distributors, Inc., a NASD member.

         www.managersfunds.com
          www.managersamg.com